LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

11. LONG-TERM INVESTMENTS, NET

The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Investments in equity method investees	436,344	360,965
Investments accounted for at fair value	660,112	1,014,400
Equity investments without readily determinable fair value using the NAV practical expedient	86,240	60,691
Equity investments without readily determinable fair value using the measurement alternative	43,746	41,377
Long-term time deposits	15,352,785	15,568,643
Held-to-maturity debt investments	1,729,602	1,808,331
Available-for-sale debt investments	5,262,159	4,935,699
Total long-term investments	23,570,988	23,790,106

Investments in equity method investees

The carrying amount of the Group’s equity method investments were RMB436.3 million and RMB361.0 million as of December 31, 2023 and 2024, respectively. For the years ended December 31, 2022, 2023 and 2024, the impairment recognized for equity method investments were nil, RMB10.4 million and nil, respectively.

The Group recognized share of profit from equity method investments of RMB44.6 million, RMB9.1 million, RMB10.2 million for the years ended December 31, 2022, 2023 and 2024, respectively.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

Investments accounted for at fair value

The following table shows the carrying amount and fair value of investments accounted for at fair value:

		Gross	Gross
		unrealized	unrealized	Exchange
	Cost basis	gains	losses	adjustments	Fair value
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	96,848	—	(69,035)	4,932	32,745
Unlisted equity securities and loan receivables measured at fair value (ii)	238,015	778	(161,126)	—	77,667
Wealth management products (iii)	537,500	12,200	—	—	549,700
Balance at December 31, 2023	872,363	12,978	(230,161)	4,932	660,112
Marketable securities (i)	96,848	—	(46,420)	5,736	56,164
Unlisted equity securities and loan receivables measured at fair value (ii)	233,088	—	(200,516)	—	32,572
Wealth management products (iii)	896,920	31,766	(3,028)	6	925,664
Balance at December 31, 2024	1,226,856	31,766	(249,964)	5,742	1,014,400

(i)Marketable securities

Marketable securities represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence. The marketable securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(ii)Unlisted equity securities and loan receivables measured at fair value

Investment in IFM Investments Limited (“IFM”)

In October 2017, the Group purchased 10.0% ownership in IFM, a company focusing on real estate agency business in the PRC, through subscription of 308,084,916 convertible redeemable preferred shares newly issued by IFM at an aggregated subscription price of RMB60.0 million. Concurrent with the preferred share investment, the Group entered into a convertible note purchase agreement on August 14, 2017 to purchase convertible notes issued by IFM in the principal amount of US$ equivalent of RMB40.0 million with maturity period of 30 months and interest rate per annum of 12.0%. The convertible notes were convertible into IFM’s preferred shares at a discounted price. The Group elected the fair value option to measure the preferred share investments and the entire convertible note with the assistance of an independent valuation firm.

In 2019, the Group launched a series of incentive programs to incentivize real estate brokerage firms to join the Group’s platform. IFM is one of the leading firms in the real estate agency business industry. In May 2019, to incentivize IFM to join the Group’s platform, the Group made additional investment of RMB308.0 million to acquire certain percentage of IFM’s preferred and ordinary shares, converted the convertible note into preferred shares and provided RMB130.0 million loan to IFM’s controlling shareholder, which is secured by 17.5% ownership of IFM. Total consideration of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB438.0 million. The fair value of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB120.1 million on the transaction date. The difference of RMB317.9 million between the consideration paid and the fair value received was considered and recognized as deemed marketing expenses.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

As the investment in IFM is not in-substance common stock, it does not qualify for equity method accounting, and according to ASC 321, the Group elected to account for this investment at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive income (loss).

As of December 31, 2023 and 2024, the Group held 37.6% equity interests in IFM and the fair value of the investment amounted to RMB57.1 million and RMB31.9 million, respectively.The fair value of the loan to IFM’s controlling shareholder amounted to RMB1.1 million and RMB0.6 million, respectively. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurements.

(iii)Wealth management products

As part of the Group’s cash management program, the Group invested in certain wealth management products with variable interest rates and principal not guaranteed issued by financial institutions. These wealth management products were with maturity of over one year, or can be redeemed through advance notice and the Group intended to hold the investments over one year, thus were classified as long-term investments. The Group classifies those investments that use similar identifiable transaction prices when applying valuation techniques as Level 2 of fair value measurements and those investments that measured using significant unobservable inputs as Level 3 of fair value measurements. For the years ended December 31, 2022, 2023 and 2024, gain of RMB19.1 million, RMB11.7 million and RMB16.5 million resulting from changes in fair value of the wealth management products under fair value option was recorded in earnings in the consolidated statements of comprehensive income (loss), respectively.

Equity investments without readily determinable fair value using the NAV practical expedient

Equity investments without readily determinable fair values include investments in private equity funds accounted for under NAV practical expedient, and investments in private companies accounted for under measurement alternative.

Investments in private equity generally are not redeemable due to the closed-ended nature of these funds. Investment in private equity funds over which the Group does not have the ability to exercise significant influence are accounted for under the NAV practical expedient. As of December 31, 2023 and 2024, the carrying amount of the Group’s investment in private equity fund was approximately RMB86.2 million and RMB60.7 million, respectively. Investments in the private equity fund is subject to a lock-up period of 8 years from September 2018 which restricts investor from withdrawing from the fund during the investment period.

Equity investments without readily determinable fair value using the measurement alternative

As of December 31, 2023 and 2024, investments accounted for under measurement alternative were RMB43.7 million and RMB41.4 million, respectively. There was no upward adjustment identified by the management for the year ended December 31, 2024.

The total carrying value of investment in private companies accounted for under measurement alternative held as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Initial cost basis	839,296	829,938
Cumulated unrealized losses (including impairment)	(795,550)	(788,561)
Total carrying value	43,746	41,377

For the years ended December 31, 2022, 2023 and 2024, RMB591.9 million, RMB28.8 million, and RMB9.4 million impairment was recorded for investments in private companies accounted for under measurement alternative. The impairment was recorded in “Impairment loss for equity investments accounted for using measurement alternative” in the Group’s consolidated statements of comprehensive income (loss). The Group classifies the valuation techniques on those investments that using similar identifiable transaction prices as Level 2 of fair value measurements.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

Long-term time deposits

The Group’s long-term time deposits are time deposits placed with banks with original maturities more than one year and those matured date within one year will be reclassified to short-term investments. As of December 31, 2024, deposits were denominated in RMB amounting to approximately RMB15.6 billion, among which RMB5.5 billion will be matured in 2026 and the remaining RMB10.1 billion will be matured in 2027.

Held-to-maturity debt investments

During the years ended December 31, 2024, the Group recorded investment income from its long-term held-to-maturity debt investments of RMB11.2 million in the consolidated statements of comprehensive income (loss). Long-term held-to-maturity debt investments as of December 31, 2024 are shown as below, which would be due in 1 to 2 years:

As of December 31, 2024
		Gross	Gross
	Cost or	unrecognized	unrecognized
	Amortized	holding	holding	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	1,808,331	—	(9,887)	1,798,444	246,386

Available-for-sale debt investments

Available-for-sale debt investments as of December 31, 2024 are shown as below:

As of December 31, 2024
	Cost or	Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Available-for-sale debt investments	5,079,742	—	(144,043)	4,935,699	676,188

Estimated allowances for credit losses of available-for sales are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. Based on this evaluation, no allowance for credit losses on debt securities was recorded as of December 31, 2024.

The following table summarizes the estimated fair value of available-for-sale debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2023	2024
	RMB	RMB	US$

	(in thousands)
Expected to be redeemed by the issuer in 1 year to 2 years	5,262,159	4,935,699	676,188